Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39446
Entity Registrant Name	CureVac N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Friedrich-Miescher-Strasse 15
Entity Address, Postal Zip Code	72076
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Title of 12(b) Security	Common shares, par value €0.12 per share
Trading Symbol	CVAC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	224,338,257
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001809122
Amendment Flag	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Stuttgart, Germany
Business Contact
Document and Entity Information
Contact Personnel Name	Alexander Zehnder
Entity Address, Address Line One	Friedrich-Miescher-Strasse 15
Entity Address, Postal Zip Code	72076
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Contact Personnel Email Address	info@curevac.com